Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Components of Income Tax Expense
The current and deferred components of income tax expense included in the consolidated statements of comprehensive (loss)/income were as follows:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax	641	3,974	1,150
Deferred income tax	49,514	(224,961)	21,826

Income tax expense/(benefit)	50,155	(220,987)	22,976

Summary of Reconciliation Between the Income Tax Benefit
Reconciliation between the income tax benefit computed by applying the EIT tax rate to (loss)/profit before income tax and income tax expense/(benefit) were as follows:

	For the Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
(Loss)/profit before income tax	(613,699)	(1,795,067)	630,693
Tax benefit at EIT tax rate of 25% (1)	(153,425)	(448,767)	157,673
Expenses not deductible for tax purposes	65,034	52,051	23,294
Research and development super deduction	(44,143)	(37,492)	(43,017)
Effect of different tax rates of subsidiaries operating in other jurisdictions	37,673	4,149	3,192
Effect of PRC preferential tax rates	—	52,502	(46)
Changes in valuation allowance	145,016	156,570	(118,120)

Income tax expense/(benefit)	50,155	(220,987)	22,976

(1)
The Group’s major operations during the years ended December 31, 2020, 2021 and 2022 were conducted in PRC, and thus all losses were attributable to the Group’s operations in the PRC (or foreign operation). Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2020, 2021 and 2022.

Summary of Deferred Tax Assets and Deferred Tax Liabilities
Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Deductible advertising expenses exceeding the tax limit (2)	45,438	18,945
Accrued expenses	41,458	50,516
Other deductible expenses exceeding the tax limit (2)	427	448
Provisions for the prepayments and other non-current assets	10,125	14,761
Operating loss carry forward	579,821	431,335
Less: valuation allowances	(499,090)	(378,815)

Total deferred tax assets	178,179	137,190

Deferred tax liabilities
Intangible assets	13,551	13,551
Contract assets	148,375	138,419
Advance from customer	17,964	8,757

Total deferred tax liabilities	179,890	160,727

	As of December 31,
	2021	2022
	RMB	RMB
Classification in the consolidated balance sheets:
Deferred tax assets	11,840	6,166
Deferred tax liabilities	13,551	29,703

Summary of Valuation Allowance
Movement of valuation allowance

	As of December 31,
	2021	2022
	RMB	RMB
Balance at the beginning of the year	390,833	499,090
Additions	153,780	25,295
Reversals	(45,523)	(145,570)

Balance at end of the year	499,090	378,815